Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	During 2025, the Compensation Committee did not consider material non-public information when determining the timing or terms of equity awards, and Patterson-UTI did not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.